Note 1 - Summary of Significant Accounting Policies - Estimated Useful Lives (Details)	Mar. 31, 2026
Building and Building Improvements [Member]
Useful life (Year)	30 years
Land Improvements [Member] | Minimum [Member]
Useful life (Year)	10 years
Land Improvements [Member] | Maximum [Member]
Useful life (Year)	20 years
Machinery and Equipment [Member] | Minimum [Member]
Useful life (Year)	5 years
Machinery and Equipment [Member] | Maximum [Member]
Useful life (Year)	15 years
Furniture and Fixtures [Member] | Minimum [Member]
Useful life (Year)	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Useful life (Year)	5 years
Vehicles [Member] | Minimum [Member]
Useful life (Year)	3 years
Vehicles [Member] | Maximum [Member]
Useful life (Year)	5 years
Software, In-Development, Internally Developed, and Purchased [Member] | Minimum [Member]
Useful life (Year)	3 years
Software, In-Development, Internally Developed, and Purchased [Member] | Maximum [Member]
Useful life (Year)	5 years